UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD
                                      OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-6165

FEDERATED MUNICIPAL SECURITIES INCOME TRUST
-------------------------------------------------------------------------------
Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh,  PA  15222-3779
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(Name and address of agent for service)


Registrant's telephone number, including area code:  412-288-1900

Date of Fiscal year-end:  8/31

Date of reporting period: 7/1/2005 - 6/30/2006

Item 1.  Proxy Voting Record


================= FEDERATED CALIFORNIA MUNICIPAL INCOME FUND  =================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.


================= FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST =============

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

================= FEDERATED NEW YORK MUNICIPAL INCOME FUND  ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

============= FEDERATED NORTH CAROLINA MUNIICIPAL INCOME FUND  =================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

================= FEDERATED OHIO MUNICIPAL INCOME FUND  ========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

================= FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND  ================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

================= FEDERATED VERMONT MUNICIPAL INCOME FUND  =====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.



                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    FEDERATED MUNICIPAL SECURITIES INCOME TRUST



By (Signature and Title)*       /s/J. Christopher Donahue
                                J. Christopher Donahue
                                President - Principal Executive Officer


Date:  August 21, 2006



* Print the name and title of each signing officer under his or her signature.